Taxation (Details 3) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of preferential tax rates and tax holiday	86.00%	(2.30%)	(8.10%)
Tax effect of tax-exempt entities (as a percent)	(143.70%)	(16.80%)	3.70%
Effect on tax rates in different tax jurisdiction (as a percent)	(2.30%)	(0.50%)	(3.90%)
Tax effect of non-deductible expenses (as a percent)	(13.80%)	0.50%	5.70%
Tax effect of non-taxable income (as a percent)	1.40%	0.00%	(1.00%)
Tax effect of Super Deduction and others (as a percent)	105.90%	(4.20%)	(13.20%)
Changes in valuation allowance (as a percent)	(131.60%)	1.20%	5.00%
Effective tax rates (as a percent)	(73.10%)	2.90%	13.20%
Effect of tax holiday
Tax holiday effect	¥ 2,219	¥ 1,153	¥ 1,116
Effect of tax holiday on basic net income/(loss) per share	¥ 0.71	¥ 0.38	¥ 0.38
Effect of tax holiday on diluted net income/(loss) per share	¥ 0.71	¥ 0.37	¥ 0.38
Deferred tax assets
Net operating loss carry forwards and others	¥ 6,303	¥ 3,145
Deferred revenues	553	208
Inventory valuation allowance	575	498
Allowance for doubtful accounts	603	382
Unrealized fair value losses for certain investments	747	589
Less: valuation allowance	(7,670)	(4,289)	¥ (3,674)	¥ (2,996)
Net deferred tax assets	1,111	533
Deferred tax liabilities
Intangible assets arisen from business combination	1,454	1,560
Accelerated tax depreciation and others	443	362
Total deferred tax liabilities	1,897	¥ 1,922
Company's subsidiaries incorporated in Singapore and Hong Kong
Net operating loss carry forwards
Net operating loss carry forwards	10,905
Company's subsidiaries, consolidated VIEs and VIEs' subsidiaries established in PRC and Indonesia
Net operating loss carry forwards
Net operating loss carry forwards	¥ 17,140